Organization and Nature of Business, Liquidity, and Management Plan (Details Narrative)	Mar. 31, 2018	Dec. 31, 2017
Ownership interest	100.00%	100.00%
Turning Point Research Ltd [Member]
Ownership interest	100.00%	100.00%